Derivative Contract Information - Summary of Average Daily Notional Value of Derivative Contracts Outstanding (Detail) - Over-the-Counter ("OTC") [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gold Delivery Agreement Average notional	$ 18,106	$ 22,963
SPDR Long Dollar Gold Trust [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gold Delivery Agreement Average notional	$ 18,106	$ 22,963